Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,959,000
Previously Paid Amount	0
Total Fee Amount	3,831.56
Total Offset Amount	0
Net Fee	$ 3,831.56